SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Disclosure of number and weighted average remaining contractual life of outstanding share options [Table Text Block]
Exercise Price Range (Cdn$)	Opening Balance	During the Period				Closing Balance	Weighted average remaining contractual life (years)	Vested & Exercisable	Unvested
		Granted	Exercised	Forfeiture	Expired
0-0.99	2,400,000	-	-	(300,000)	-	2,100,000	2.19	2,100,000	-
Weighted Average Exercise Price (Cdn$)	0.06					0.06		0.06

For the year ended December 31, 2017:
Exercise Price Range (Cdn$)	Opening Balance	During the Period				Closing Balance	Weighted average remaining contractual life (years)	Vested & Exercisable	Unvested
		Granted	Exercised	Forfeiture	Expired

0-0.99	2,400,000	-	-	-	-	2,400,000	3.19	1,800,000	600,000
1.00 - 1.25	815,000	-	-	(25,000)	(790,000)	-	0.00	-	-
	3,215,000	-	-	(25,000)	(790,000)	2,400,000	3.19	1,800,000	600,000
Weighted Average Exercise Price (Cdn$)	0.31	-	-	-	-	0.06		0.06	0.06